Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 346,995	¥ 336,604	¥ 685,475	¥ 760,636
Consolidated, Income (loss) before income taxes		81,774	19,877	144,539	125,889
Consolidated, Long-lived assets		435,865		435,865		¥ 466,807
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	64,186	49,410	130,577	111,875
Consolidated, Income (loss) before income taxes		6,937	(19,791)	22,186	(22,148)
Consolidated, Long-lived assets		115,154		115,154		129,308
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	37,582	18,881	77,408	66,873
Consolidated, Income (loss) before income taxes		7,900	(35,180)	3,472	(44,898)
Consolidated, Long-lived assets		63,756		63,756		76,589
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	19,650	21,873	35,158	49,598
Consolidated, Income (loss) before income taxes		8,322	9,210	14,383	23,998
Consolidated, Long-lived assets		12,436		12,436		13,485
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	121,418	90,164	243,143	228,346
Consolidated, Income (loss) before income taxes		23,159	(45,761)	40,041	(43,048)
Consolidated, Long-lived assets		191,346		191,346		219,382
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	225,577	246,440	442,332	532,290
Consolidated, Income (loss) before income taxes		58,615	¥ 65,638	104,498	¥ 168,937
Consolidated, Long-lived assets		¥ 244,519		¥ 244,519		¥ 247,425

[1]	There is no revenue derived from transactions with a single major external customer.